POST RETIREMENT BENEFIT PLAN (Details 8) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
Effect on total of service and interest cost, 1-Percentage-Point Increase	$ 13
Effect on post-retirement benefit obligation, 1-Percentage-Point Increase	245
Effect on total of service and interest cost, 1-Percentage-Point Decrease	(6)
Effect on post-retirement benefit obligation, 1-Percentage-Point Decrease	$ (146)